As filed with the Securities and Exchange Commission on June __, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA  91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2014

Item 1. Report to Stockholders.

2014 Semi Annual Report March 31, 2014

FundX Upgrader Funds

Table of Contents

Shareholder Letter	3

FundX Upgrader Fund
Manager’s Discussion of Fund Performance	5
Schedule of Investments	6

FundX Aggressive Upgrader Fund
Manager’s Discussion of Fund Performance	7
Schedule of Investments	8

FundX Conservative Upgrader Fund
Manager’s Discussion of Fund Performance	9
Schedule of Investments	10

FundX Flexible Income Fund
Manager’s Discussion of Fund Performance	11
Schedule of Investments	12

FundX Tactical Upgrader Fund
Manager’s Discussion of Fund Performance	13
Schedule of Investments	14

FundX Tactical Total Return Fund
Manager’s Discussion of Fund Performance	15
Schedule of Investments	16

Statements of Assets and Liabilities	18

Statements of Operations	20

Statements of Changes in Net Assets	22

Financial Highlights	28

Notes to Financial Statements	34

Expense Example	41

Additional Information	43

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1969 – DAL Investment Company is a Registered Investment Advisor (RIA)

1976 – The firm starts publishing NoLoad FundX newsletter.

2001 – The firm packages its most popular growth model as a mutual fund, introducing the FundX Upgrader Fund (FUNDX).

2002 – Inception of three additional funds:  FundX Aggressive Upgrader Fund (HOTFX),   FundX Conservative Upgrader Fund (RELAX), and FundX Flexible Income Fund (INCMX).

2008 – The firm announces a new mutual fund that isn’t always fully invested: FundX Tactical Upgrader Fund (TACTX).

2009 – FundX Tactical Total Return Fund (TOTLX) combines the firm’s bond fund strategy with its Tactical approach.

2012 – DAL Investment Company is renamed FundX Investment Group.

FundX Upgrader Funds

The FundX Upgrader Funds are a series of mutual funds that invest in underlying mutual funds and exchange traded funds (ETFs) based on our Upgrading strategy. The Funds offer varying levels of potential risk and reward.

Knowledgeable Portfolio Management

We’ve been managing portfolios of noload mutual funds since 1969. We monitor thousands of mutual funds and ETFs and make timely portfolio changes.

A Strategy You Can Understand

The Upgrading strategy ranks noload mutual funds and ETFs based on trailing 1, 3, 6 and 12-month performance, buying top performers, then holding them only while they remain top-ranked based on near-term performance.

The FundX Upgrader Funds have the flexibility to invest both domestically and globally in the sectors, regions and strategies we identify as being in sync with current market leadership.

A Portfolio that Responds to Market Changes

Market leadership rotates between large-cap and small-cap stocks, growth and value styles of investing, and global geographic regions.  We align the FundX Upgrader Fund portfolios with leadership trends. We move incrementally to top ranked funds in our scoring system by progressively selling the lower ranked funds and reinvesting in the new leaders.

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FundX Upgrader Funds

March 31, 2014

Dear Fellow Shareholders,

The last six months included the terrific fourth quarter of 2013, when several U.S. markets hit new highs, and then the relatively weak first quarter of 2014, when most markets posted small gains amid greater volatility.  For the full six months ending March 31, 2014, the broad stock and bond markets and the FundX Upgrader Funds all had positive returns.

The first quarter of 2014 brought some signs of changing stock market leadership.  Smaller companies were the place to be for much of 2013, but more recently, large-caps pulled ahead.  Globally, U.S. markets have continued to lead, but foreign markets have been strong in 2014 so far.  Europe surged in February 2014, and emerging markets have started to show signs of life after two years of dismal returns.

Market leadership often moves in fits and starts (even in a confirmed domestic trend, for example, there will be periods of foreign strength), so it’s too early to know whether these recent changes represent a larger shift in market leadership.  We don’t try to forecast future market leadership.  We focus on what we know today, and that’s what areas of the market are currently doing well.  We aim to invest the FundX Upgrader Fund portfolios in these leading areas and we change the Funds’ portfolios as markets inevitably change.

Still Waiting for Interest Rates to Rise

Bonds turned a corner in the last six months.  After a tough year in 2013, the Barclays Capital Aggregate Bond Index gained in the first quarter of 2014.  But bond investors remain concerned about higher interest rates.  We recognize that rates have to rise eventually, but we also know that rates rise for different reasons (inflation, defaults) and in different ways (gradually, sharply), and that higher rates don’t affect all bonds in the same way.  Given this, we think it’s unrealistic to expect that anyone can accurately predict when rates will rise or what kinds of bonds will do well in the future.

Our fixed income strategy keeps us focused on the areas of the bond market that have excelled in the current market environment (the trend has favored high yield and strategic bond funds).  If bond market conditions change, we’ll be led to change our fixed income allocations.  Our goal is to take advantage of attractive bond returns.

Navigating Volatile Markets

Many expected that 2014 would be more volatile than 2013 and that seems to be the case so far.  On average, the S&P 500 Index had three 5% declines and one 10% decline annually, and as of this letter, the S&P 500 Index is still overdue for a possible 10% pullback.  The S&P 500 Index hasn’t had a 10% decline since 2011.

Some investors can’t stomach the volatility of stocks, but they’re also concerned about bonds, especially given the possibility of higher interest rates.  Our FundX Tactical Funds seek to offer these investors an alternative: the Tactical Funds’ exposure to stocks is hedged in an attempt to cushion  market declines.  The Tactical Upgrader Fund doesn’t currently have any exposure to bonds, so it has less interest rate risk.

Markets change over time, and although we can’t know when these changes will occur, we do know that changing markets bring new investment opportunities.  The FundX Upgrader Funds aim to capitalize on these new opportunities.  You’ll find specific details about how the Funds have adapted to recent changes in the following pages.

Sincerely,

Janet Brown
President
FundX Investment Group

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Past performance does not guarantee future results.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Mutual fund investing involves risk. Principal loss is possible. The FundX Upgrader Funds (“Funds”) are considered “funds of funds” and an investor will indirectly bear the principal risks and its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than they would if they invested directly in the underlying funds. The Funds employ an “Upgrading” strategy whereby investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying underlying funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value. The Funds invest in underlying funds and these underlying funds may invest in securities of small companies, which involve greater volatility than investing in larger, more established companies, or they may invest in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods; these risks are greater for investments in emerging markets. The underlying funds may invest in debt securities, which typically decrease in value when interest rates rise; this risk is usually greater for longer-term debt securities.  Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. While the Upgrader Funds are diversified, the underlying funds may invest in a limited number of issuers and therefore may be considered non-diversified. The underlying funds may engage in short sales; an underlying fund’s investment performance may suffer if it is required to close out a short position earlier than intended. Some underlying funds may borrow money for leveraging and will incur interest expense. Some underlying funds may use derivatives, which involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The underlying funds may invest in asset-backed and mortgage-backed securities, which involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increased susceptibility to adverse economic developments. The underlying funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

Sector weighting and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for further sector and holdings information.

References to other funds should not be interpreted as an offer of these securities.

The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The Barclays Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. An investment cannot be made directly in an index.

The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies.  The index, which is distinct from the large-cap S&P 500® Index, measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of a comparable quality with a shorter duration.

While the funds are no-load, management fees and expenses still apply. Diversification does not assure a profit or protect against a loss in a declining market. Please refer to prospectus for further details.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC.

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FundX Upgrader Fund (FUNDX)

The Upgrader Fund (FUNDX) is a moderate growth portfolio.  The Fund is invested primarily in core, diversified equity funds, which provides an opportunity for FUNDX to participate in broad market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.

Smaller-capitalization companies led the market for much of 2013, and FUNDX had significant exposure to this leading area.  FUNDX’s portfolio as of September 30, 2013 included small- and mid-cap value funds like Wells Fargo Special Mid-Cap Value (WFMIX), iShares S&P Mid Cap 400 Value (IJJ) and iShares S&P 600 Small-Cap Value (IJS) as well as mid-cap growth funds like Nicholas (NICSX), Baron Partners (BPTIX) and Primecap Odyssey Aggressive Growth (POAGX).

Over the past six months, however, market leadership changed as larger-cap stocks started to outpace small-caps, and growth started to pull ahead of value.  The shift toward growth strategies favored the Fund’s existing mid-cap growth positions, and funds like Nicholas (NICSX), Baron Partners (BPTIX) and Primecap Odyssey Aggressive Growth (POAGX) were held for the full six-month period.  But many of the Fund’s small- and mid-cap value funds didn’t fare as well and were replaced with stronger-performing funds like Alliance Bernstein Large-cap Growth (APGYX) and Guggenheim S&P 500 Pure Growth (RPG).

While growth often seemed to have an edge in the first quarter of 2014, a few large-cap value funds performed as well as leading growth funds.  We added Dodge and Cox Stock Fund (DODGX) and Vanguard Capital Value (VCVLX) to the portfolio in the last six months ending March 31, 2014, and we continued to hold Sound Shore (SSHFX), a large-cap value fund that we first bought in the second quarter of 2013.

The U.S. leadership trend remained intact during the six months ending March 31, 2014 and FUNDX continued to be almost entirely invested in U.S. funds.  In the midst of this domestic trend, two global and international funds produced competitive returns: Oakmark International (OAKIX) and Oakmark Global (OAKGX) were added to the Fund’s portfolio in late 2012 and early 2013, respectively.  These funds performed well compared to diversified U.S. funds for most of 2013, but they were replaced early in 2014 in favor of stronger-performing domestic funds.

Most of FUNDX’s portfolio is invested in diversified funds, but FUNDX has limited exposure to concentrated funds that invest in a single sector or country.  These funds offer exposure to more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets.

Sector leadership has been relatively consistent for the last few years, as health care and biotech have outperformed.  FUNDX had exposure to these leading areas through positions in Janus Global Life Sciences (JFNIX), iShares Nasdaq Biotech (IBB) and T. Rowe Price Health Sciences (PRHSX).  These funds did well for most of the trailing six months, but they sold off sharply in March 2014.  If recent weakness continues, we’ll be led to replace these funds with new leaders in our rankings.

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FundX Upgrader Fund

Schedule of Investments at March 31, 2014 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.0%
	Aggressive Funds: 29.5%
86,396	AllianzGI Technology Fund	$5,516,381
236,936	Baron Partners Fund*	8,425,434
72,701	Fidelity OTC Portfolio Fund	5,801,523
26,100	iShares Nasdaq Biotechnology ETF	6,171,345
90,840	Janus Global Life Sciences Fund	4,199,539
201,753	JPMorgan Mid Cap Growth Fund	5,871,014
349,294	Legg Mason Opportunity Trust	6,664,521
134,100	Oppenheimer International Small Company Fund	4,474,932
56,500	Powershares QQQ Trust Series 1	4,953,920
285,892	PRIMECAP Odyssey Aggressive Growth Fund	8,871,238
52,272	Professionally Managed Portfolio - Hodges Fund	1,987,907
88,358	T. Rowe Price Health Sciences Fund, Inc.	5,412,830
132,050	T. Rowe Price New Horizons Fund, Inc.	6,214,280
38,000	Vanguard Health Care ETF	4,062,960
	Total Aggressive Funds	78,627,824
	Core Funds: 70.5%
221,528	AllianceBernstein Large-Cap Growth Fund	8,807,955
269,052	Ariel Fund	19,627,378
98,114	Dodge & Cox Stock Fund	16,856,958
206,112	Fidelity Blue Chip Growth Fund	13,304,561
148,500	Guggenheim S&P 500 Pure Growth ETF	10,874,655
748,997	Invesco Summit Fund - Class Y	12,995,106
819,788	Janus Contrarian Fund	18,043,525
103,982	Legg Mason Capital Management Value Trust	7,432,669
338,310	Nicholas Fund, Inc.	22,084,909
366,800	PowerShares Buyback Achievers Portfolio	15,963,136
298,113	Sound Shore Fund, Inc.	15,144,162
250,408	T. Rowe Price Blue Chip Growth Fund, Inc.*	15,998,568
723,128	Vanguard Capital Value Fund	10,955,384
	Total Core Funds	188,088,966
	Total Investment Companies
	(Cost $235,160,241)	266,716,790
	SHORT-TERM INVESTMENTS: 0.0%
103,633	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01%#	103,633
	Total Short-Term Investments
	(Cost $103,633)	103,633
	Total Investments: 100.0%
	(Cost $235,263,874)	266,820,423
	Other Assets in Excess of Liabilities: 0.0%	26,245
	Net Assets: 100.0%	$266,846,668

*	Non-income producing.
#	Annualized seven-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

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FundX Aggressive Upgrader Fund (HOTFX)

The Aggressive Upgrader Fund (HOTFX) takes more risk in search of higher potential returns.  It invests primarily in more aggressive equity funds, which provides an opportunity for the Fund to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets.  The Fund also has some exposure to broader market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.

Over the six months ending March 31, 2014, HOTFX’s exposure to aggressive funds has increased from 68.5% in September 30, 2013 to 86.7% March 31, 2014.  During this same time period, HOTFX’s exposure to core, diversified funds shrank from 31.5% to 13.3%.

Small-capitalization companies led the market for much of 2013, and HOTFX had exposure to this leading area.  As of September 30, 2013, HOTFX held small- and mid-cap value funds like Wells Fargo Special Mid-Cap Value (WFMIX), iShares S&P Mid Cap 400 Value (IJJ), iShares S&P 600 Small-Cap Value (IJS) and Skyline Special Equity SKSEX), as well as mid-cap growth funds like Nicholas (NICSX), Baron Partners (BPTIX) and Primecap Odyssey Aggressive Growth (POAGX).

Over the past six months, however, market leadership changed as larger-cap stocks started to outpace small-caps, and growth started to pull ahead of value.  The shift toward growth strategies favored the Fund’s existing mid-cap growth positions, and funds like Nicholas (NICSX), Baron Partners (BPTIX) and Primecap Odyssey Aggressive Growth (POAGX) were held for the full six-month period.  But many of the Fund’s small- and mid-cap value funds didn’t fare as well in the first quarter of 2014 and were replaced with technology-focused funds like Allianz RCM Global Technology (DPGTX), PowerShares QQQ Trust (QQQ), and Baron Opportunity (BIOIX).

The U.S. leadership trend remained intact during the six months ending March 31, 2014 and HOTFX continued to be primarily invested in U.S. funds.  In the midst of this domestic trend, a few foreign and global funds produced competitive returns and earned a place in HOTFX’s portfolio.  Oakmark Global (OAKGX) was added to the Fund’s portfolio in early 2013, and it performed well compared to diversified U.S. funds for most of 2013.  But OAKGX was replaced early in 2014 in favor of stronger-performing domestic funds.

HOTFX also held PowerShares Golden Dragon (PGJ), a single-country fund that invests in U.S.-listed Chinese countries.  While China and emerging markets have been out of favor, this particular fund performed well against other sector and single-country funds.

Sector leadership has been dominated by health care and biotech for the last few years and HOTFX had positions in Janus Global Life Sciences (JFNIX), iShares Nasdaq Biotech (IBB), PowerShares Dynamic Pharmaceuticals (PJP), and T. Rowe Price Health Sciences (PRHSX).  These funds did well for the full six month period, but sold off sharply in March 2014 as the market pulled back.  If recent weakness continues, we’ll be led to replace these funds with new leaders in our rankings.

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FundX Aggressive Upgrader Fund

Schedule of Investments at March 31, 2014 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.2%
	Aggressive Funds: 86.9%
50,857	AllianzGI Technology Fund	$3,247,243
128,733	Baron Opportunity Fund	2,536,045
126,101	Baron Partners Fund*	4,484,142
45,203	Fidelity OTC Portfolio Fund	3,607,225
45,159	Harbor Capital Appreciation Fund	2,556,900
28,400	iShares Micro-Cap ETF	2,195,320
17,600	iShares Nasdaq Biotechnology ETF	4,161,520
36,135	Janus Global Life Sciences Fund	1,670,504
150,645	JPMorgan Mid Cap Growth Fund	4,383,756
202,937	Legg Mason Opportunity Trust	3,872,033
54,924	Oppenheimer Global Opportunities Fund*	2,313,413
98,443	Oppenheimer International Small Company Fund	3,285,039
50,000	Powershares Dynamic Pharmaceuticals Portfolio	2,832,500
20,000	Powershares Golden Dragon China Portfolio	601,800
33,300	Powershares QQQ Trust Series 1	2,919,744
148,152	PRIMECAP Odyssey Aggressive Growth Fund	4,597,156
98,273	Professionally Managed Portfolio - Hodges Fund	3,737,318
140,017	Professionally Managed Portfolios - Hodges Small Cap Fund	2,664,518
27,838	T. Rowe Price Health Sciences Fund, Inc.	1,705,355
48,569	T. Rowe Price New Horizons Fund, Inc.	2,285,657
89,691	Turner Midcap Growth Fund	3,471,037
	Total Aggressive Funds	63,128,225
	Core Funds: 13.3%
54,016	Ariel Fund	3,940,466
3,646	Dodge & Cox Stock Fund	626,394
66,646	Janus Contrarian Fund	1,466,886
55,868	Nicholas Fund, Inc.	3,647,052
	Total Core Funds	9,680,798
	Total Investment Companies
	(Cost $64,761,954)	72,809,023
	Total Investments: 100.2%
	(Cost $64,761,954)	72,809,023
	Liabilities in Excess of Other Assets: (0.2)%	(122,801)
	Net Assets: 100.0%	$72,686,222

*	Non-income producing.

The accompanying notes are an integral part of these financial statements.

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FundX Conservative Upgrader Fund (RELAX)

The Conservative Upgrader Fund invests in both equity and fixed income funds.  The Fund’s exposure to diversified, core equity funds  allow RELAX to participate in broad market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.  The Fund’s exposure to bond funds and total-return funds seeks to buffer the volatility of the Fund’s equity positions.

Smaller-capitalization companies led the market for much of 2013, and RELAX had exposure to this leading area through positions in mid-cap funds like Ariel (ARGFX), Wells Fargo Special Mid-Cap Value (WFMIX), iShares S&P Mid Cap 400 Value (IJJ) and Nicholas (NICSX).

But over the past six months, market leadership changed, and larger-cap stocks started to outpace small-caps.  New large-cap leadership favored the Fund’s existing positions in large-cap value funds like Dodge and Cox Stock Fund (DODGX) and Sound Shore (SSHFX), both of which remained in the portfolio for the full six month period.  But many of the Fund’s mid-cap holdings didn’t fare as well and were replaced with other leading large-cap funds like Alliance Bernstein Large-cap Growth (APGYX) and Vanguard Capital Value (VCVLX).

The U.S. leadership trend remained intact during the six months ending March 31, 2014 and RELAX’s equity exposure continued to be primarily invested in U.S. funds.  In the midst of this domestic trend, a handful of global and international funds produced competitive returns and RELAX held both Oakmark Global (OAKGX) and Vanguard Europe (VGK) at the start of the semiannual period.  But as U.S. funds continued to lead, we sold these positions in favor of stronger-performing domestic funds.  As of March 31, 2014, RELAX’s equity positions are all U.S. funds.

Bond market leadership has been fairly consistent for the six months ending March 31, 2014, and most of RELAX’s fixed income positions continued to do well during this time period.  We replaced the fund’s small allocation to short-term bonds with a position in Aberdeen Global High Income (JHYIX), a world bond fund, and increased exposure to total-return funds with a new position in Gateway (GATEX).

Government and Treasury bonds have continued to lag during the six months ending March 31, 2014 (except for a brief surge by Treasuries in January), while corporate bonds, particularly lower credit quality bonds like high yields, continued to lead.  RELAX didn’t have any direct exposure to governments and Treasuries, but it did have significant exposure to high-yield bonds, through high-yield bond funds like Janus High Yield (JHYFX) and through strategic bond funds like Osterweis Strategic Income (OSTIX).

High-yield bonds typically have had less interest-rate risk than government or longer-term bonds, but because these funds invest in lower-quality bonds, they do have credit risk.  So far, defaults have been low (in fact, the default rate among junk-rated companies fell to a six-year low of 1.5% in March 2014) and liquidity has been favorable.  We hold high-yield bond funds as part of a diverse portfolio of bond funds, that also included world and intermediate-term bond funds and to total-return funds, which aren’t entirely invested in bonds.

While fixed income investors continue to anticipate higher interest rates, rates remained low for the six months ending March 31, 2014 and have actually fallen in 2014 so far.  RELAX’s fixed income positions continued to avoid the most interest-rate sensitive areas of the bond market.

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FundX Conservative Upgrader Fund

Schedule of Investments at March 31, 2014 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.0%
	Bond Funds: 25.8%
89,541	Aberdeen Global High Income Fund	$910,634
219,224	Ivy High Income Fund	1,918,209
64,243	Janus High-Yield Fund	601,312
261,681	John Hancock Focused High Yield Fund	1,023,173
58,758	Loomis Sayles Bond Fund	908,403
303,389	MainStay High Yield Corporate Bond Fund	1,856,741
18	Metropolitan West Low Duration Bond Fund	162
159,285	Osterweis Strategic Income Fund	1,909,832
74,189	PIMCO Income Fund	925,141
107,066	TCW Total Return Bond Fund	1,081,370
154,319	Thompson Bond Fund	1,833,304
	Total Bond Funds	12,968,281
	Core Funds: 60.3%
42,944	AllianceBernstein Large-Cap Growth Fund	1,707,445
52,799	Ariel Fund	3,851,701
17,182	Dodge & Cox Stock Fund	2,951,991
155,318	Invesco Summit Fund - Class Y	2,694,765
153,374	Janus Contrarian Fund	3,375,763
47,044	Nicholas Fund, Inc.	3,071,032
70,100	PowerShares Buyback Achievers Portfolio	3,050,752
60,946	Sound Shore Fund, Inc.	3,096,075
48,865	T. Rowe Price Blue Chip Growth Fund, Inc.*	3,121,992
221,679	Vanguard Capital Value Fund	3,358,443
	Total Core Funds	30,279,959
	Total Return Funds: 13.9%
38,656	Gateway Fund	1,122,179
178,757	Manning & Napier Fund Inc - Pro Blend Conservative Term Series Fund	1,966,322
120,698	Merger Fund	1,942,024
31,490	Vanguard Wellesley Income Fund	1,928,432
	Total Total Return Funds	6,958,957
	Total Investment Companies
	(Cost $46,011,002)	50,207,197
	Total Investments: 100.0%
	(Cost $46,011,002)	50,207,197
	Other Assets in Excess of Liabilities: 0.0%	2,008
	Net Assets: 100.0%	$50,209,205

*Non-income producing.

The accompanying notes are an integral part of these financial statements.

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FundX Flexible Income Fund (INCMX)

The Flexible Income Fund invests primarily in bond funds.  We seek to invest the fund in strong-performing areas of the bond market, and we can seek opportunities in many different areas of the bond market, including corporate and government bond funds, short- and intermediate term bonds, and domestic and global bond funds.  We also invest in total-return funds, which aren’t only invested in bonds.  This offers us broader diversification and the opportunity to be less sensitive to changes in interest rates than most of our peers.

Bond market leadership has been fairly consistent for the six months ending March 31, 2014 and most of INCMX’s fixed income positions continued to do well during this time period.  We replaced the fund’s small 10% allocation to short-term bonds with a position in world bonds (Aberdeen Global High Income, JHYIX) and we modestly increased exposure to intermediate-term bond funds and total-return funds.

Government and Treasury bonds have continued to lag during the six months ending March 31, 2014 (except for a brief surge by Treasuries in January), while corporate bonds, particularly lower credit quality bonds like high yields, continued to lead.  INCMX hasn’t had any direct exposure to governments and Treasuries for over a year now, but it has had significant exposure to high-yield bonds, through high-yield bond funds like Janus High Yield (JHYFX) and through strategic bond funds like Osterweis Strategic Income (OSTIX).

High-yield bonds typically have had less interest-rate risk than government or longer-term bonds, but because these funds invest in lower-quality bonds, they do have credit risk.  So far, defaults have been low (in fact, the default rate among junk-rated companies fell to a six-year low of 1.5% in March 2014) and liquidity has been favorable.  We hold high-yield bond funds as part of a diverse portfolio that also included world and intermediate-term bonds as well as substantial exposure (35.5% as of March 31, 2014) to total-return funds, which aren’t entirely invested in bonds.

Interest Rates Remain Low – For Now

While fixed income investors continue to anticipate higher interest rates, rates remained low for the six months ending March 31, 2014 and have actually fallen in 2014 so far.  INCMX continued to avoid the most interest-rate sensitive areas of the bond market during this time period, yet our portfolio did benefit from falling rates which have boosted most bonds.

We remain open to the possibility that rates will eventually rise and ready to make portfolio adjustments to align with changing market dynamics.

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FundX Flexible Income Fund

Schedule of Investments at March 31, 2014 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.1%
	High Yield Bond Funds: 25.1%
1,077,846	Ivy High Income Fund	$9,431,157
821,728	Janus High-Yield Fund	7,691,370
2,071,214	John Hancock Focused High Yield Fund	8,098,447
1,656,800	MainStay High Yield Corporate Bond Fund	10,139,614
	Total High Yield Bond Funds	35,360,588
	Intermediate Term Bond Funds: 5.2%
166,344	Guggenheim Total Return Bond Fund	4,434,733
290,362	TCW Total Return Bond Fund	2,932,659
	Total Intermediate Term Bond Funds	7,367,392
	Strategic Bond Funds: 29.5%
426,423	Loomis Sayles Bond Fund	6,592,493
1,295,051	Osterweis Strategic Income Fund	15,527,665
482,901	PIMCO Income Fund	6,021,771
1,128,901	Thompson Bond Fund	13,411,343
	Total Strategic Bond Funds	41,553,272
	Total Return Funds: 35.5%
228,628	Gateway Fund	6,637,060
1,288,196	Manning & Napier Fund Inc - Pro Blend Conservative Term Series Fund	14,170,159
920,104	Merger Fund	14,804,476
236,597	Vanguard Wellesley Income Fund	14,489,186
	Total Total Return Funds	50,100,881
	World Bond Funds: 4.8%
658,545	Aberdeen Global High Income Fund	6,697,407
	Total World Bond Funds	6,697,407
	Total Investment Companies
	(Cost $136,161,615)	141,079,540
	SHORT-TERM INVESTMENTS: 0.0%
66,033	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01%#	66,033
	Total Short-Term Investments
	(Cost $66,033)	66,033
	Total Investments: 100.1%
	(Cost $136,227,648)	141,145,573
	Liabilities in Excess of Other Assets: (0.1)%	(182,141)
	Net Assets: 100.0%	$140,963,432

#	Annualized seven-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund (TACTX)

The Tactical Upgrader Fund (TACTX) invests in equity based mutual funds and ETFs but also uses options strategies that attempt to buffer some of the daily volatility of stocks and to potentially offer some protection against large periodic declines.  We monitor market trends, investor sentiment, monetary conditions, valuations and other factors and adjust the portfolio based on perceived risk versus reward potential.  Sometimes, TACTX may hold considerable cash.

Since our September 30, 2013 report, the S&P 500 Index surged through year-end and then turned choppy – losing ground through early February 2014, hitting fresh highs in early March, and then consolidating through quarter-end.  Small-cap and growth funds led from the October 2013 lows through early March 2014 – but then these leaders reversed sharply as the S&P 500 went sideways.  Since the early March highs, value funds have led.

TACTX’s equity exposure typically comes from core, diversified equity funds, which allow TACTX to participate in broad market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.

Smaller-capitalization companies led the market for much of 2013, and TACTX’s portfolio as of September 30, 2013 had exposure to this leading area through positions in value funds like Vanguard Mid-Cap Value (VOE), iShares S&P Mid Cap 400 Value (IJJ) and iShares S&P 600 Small-Cap Value (IJS) and growth funds like iShares Russell 2000 Growth (IWO).

Over the past six months, however, market leadership changed as larger-cap stocks started to outpace small-caps, and growth started to pull ahead of value.  The shift toward growth strategies favored the Fund’s existing small-cap growth position in iShares Russell 2000 Growth (IWO), which was held for the full six-month period.  But most of the Fund’s small- and mid-cap value funds didn’t fare as well and were replaced with stronger-performing funds like Vanguard MegaCap Growth (MGK) and Guggenheim S&P 500 Pure Growth (RPG).

TACTX portfolio remains growth oriented, mainly in large-cap U.S. funds.  Our most recent portfolio changes have been into value funds, but so far, those changes remain relatively modest as we wait to see if the recent shift in leadership proves durable.  After last year’s stellar gains, it makes sense to see some consolidation.  In fact, many analysts acknowledge that a 10-15% market correction appears somewhat overdue.  In TACTX, we want to be prepared to weather such a correction, but we also want to participate in a resumption of any rally.  We have yet to see compelling evidence that risks outweigh potential rewards.  TACTX portfolio is nearly fully invested, but we hold put options as a hedge against potential near-term weakness.

Looking forward, we remain flexible and expect TACTX portfolio to incrementally adapt to new leadership if the recent rotation out of growth funds persists.  We remain optimistic and relatively fully invested.  Our hedges are there to potentially temper losses in case the current consolidation gives way to a broader and deeper correction.  We are also fully prepared to raise cash should we see deterioration in market trends and/or monetary conditions or persistent relative weakness in our underlying fund and ETF holdings versus the indexes we use as a hedge.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Schedule of Investments at March 31, 2014 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 96.8%
	Aggressive Funds: 18.8%
12,830	AllianzGI Technology Fund	$819,177
4,000	iShares Nasdaq Biotechnology ETF	945,800
9,500	iShares Russell 2000 Growth ETF	1,292,570
19,099	Janus Global Life Sciences Fund	882,964
51,025	Oppenheimer International Small Company Fund	1,702,691
48,000	Powershares QQQ Trust Series 1	4,208,640
54,069	PRIMECAP Odyssey Aggressive Growth Fund	1,677,753
	Total Aggressive Funds	11,529,595
	Core Funds: 78.0%
120,000	Guggenheim S&P 500 Equal Weight ETF	8,758,800
107,500	Guggenheim S&P 500 Pure Growth ETF	7,872,225
68,902	Janus Contrarian Fund	1,516,537
259,000	PowerShares Buyback Achievers Portfolio	11,271,680
45,208	T. Rowe Price Blue Chip Growth Fund, Inc.*	2,888,336
100,200	Vanguard Capital Value Fund	1,518,036
86,000	Vanguard Mega Cap 300 Growth Fund	6,226,400
96,000	Vanguard Mid-Cap Value ETF	7,951,680
	Total Core Funds	48,003,694
	Total Investment Companies
	(Cost $55,950,875)	59,533,289

Contracts (100 shares per contract)
	PURCHASED OPTIONS: 1.0%
	Put Options: 1.0%
2,000	SPDR S&P 500 ETF Trust, Expiration 4/19/14, Strike Price $185	252,000
2,000	SPDR S&P 500 ETF Trust, Expiration 4/19/14, Strike Price $187	391,000
		643,000
	Total Purchased Options
	(Cost $771,420)	643,000

Shares
	SHORT-TERM INVESTMENTS: 0.9%
561,009	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01%#	561,009
	Total Short-Term Investments
	(Cost $561,009)	561,009
	Total Investments: 98.7%
	(Cost $57,283,304)	60,737,298
	Other Assets in Excess of Liabilities: 1.3%	787,373
	Net Assets: 100.0%	$61,524,671

*	Non-income producing.
#	Annualized seven-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Total Return Fund (TOTLX)

The Tactical Total Return fund (TOTLX) is the most flexible of our conservative fund offerings.  TOTLX invests in equity based mutual funds and ETFs but also uses options strategies that attempt to buffer some of the daily volatility of stocks and to potentially offer some protection against large periodic declines.  Additionally, TOTLX can seek opportunities in many different areas of the bond market, including corporate and government bond funds, short- and intermediate term bonds, and domestic and global bond funds.  Finally, TOTLX invests in other total-return funds, including alternative funds.

We monitor market trends, investor sentiment, monetary conditions, valuations and other factors and adjust the portfolio based on perceived risk versus reward potential.  Sometimes, TOTLX may hold considerable cash.

Since our September 30, 2013 report, the S&P 500 Index surged through year-end and then turned choppy – losing ground through early February 2014, hitting fresh highs in early March, and then consolidating through quarter-end.  Small cap and growth funds led from the October 2013 lows through early March 2014 – but then these leaders reversed sharply as the S&P 500 went sideways.  Since the early March highs, value funds have led.

TOTLX’s equity exposure typically comes from core, diversified equity funds, which provides an opportunity for TOTLX to participate in broad market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks.

Smaller-capitalization companies led the market for much of 2013, and TOTLX’s portfolio as of September 30, 2013 had exposure to this leading area through positions in value funds like Vanguard Mid-Cap Value (VOE), iShares S&P Mid Cap 400 Value (IJJ) and iShares S&P 600 Small-Cap Value (IJS) and growth funds like iShares Russell 2000 Growth (IWO).

Over the past six months, however, market leadership changed as larger-cap stocks started to outpace small-caps, and growth started to pull ahead of value.  The shift toward growth strategies favored the Fund’s existing small-cap growth position in iShares Russell 2000 Growth (IWO), which was held for the full six-month period.  But most of the Fund’s small- and mid-cap value funds didn’t fare as well and were replaced with stronger-performing funds like Vanguard MegaCap Growth (MGK) and Guggenheim S&P 500 Pure Growth (RPG).

Bond market leadership has been fairly consistent for the six months ending March 31, 2014 and most of TOTLX’s fixed income positions continued to do well during this time period.  We replaced the fund’s small allocation to short-term bonds with a position in world bonds (Aberdeen Global High Income, JHYIX) and we modestly increased exposure to intermediate-term bond funds and total-return funds.

TOTLX portfolio remains broadly diversified, balanced with substantial fixed income holdings, and hedged using options.  After last year’s stellar gains, it makes sense to see some consolidation.  In fact, most analysts acknowledge that a 10-15% stock market correction appears somewhat overdue.  Fixed income is also challenged by very low interest rates.  In TOTLX, we want to be prepared to weather a stock and/or bond market correction, but we also want to participate in opportunities identified by our Upgrading rankings and in markets where the weight of the evidence in our risk models allows.

WWW.UPGRADERFUNDS.COM

FundX Tactical Total Return Fund

Schedule of Investments at March 31, 2014 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 94.0%
	Aggressive Funds: 12.0%
1,197	AllianzGI Technology Fund	$76,456
200	iShares Nasdaq Biotechnology ETF	47,290
500	iShares Russell 2000 Growth ETF	68,030
1,783	Janus Global Life Sciences Fund	82,410
4,932	Oppenheimer International Small Company Fund	164,593
2,050	Powershares QQQ Trust Series 1	179,744
5,227	PRIMECAP Odyssey Aggressive Growth Fund	162,183
	Total Aggressive Funds	780,706
	Bond Funds: 18.9%
25,728	Ivy High Income Fund	225,115
47,889	John Hancock Focused High Yield Fund	187,246
36,532	MainStay High Yield Corporate Bond Fund	223,575
32,223	Osterweis Strategic Income Fund	386,349
14,402	PIMCO Income Fund	179,599
2,410	Thompson Bond Fund	28,634
	Total Bond Funds	1,230,518
	Core Funds: 40.8%
3,600	Guggenheim S&P 500 Equal Weight ETF	262,764
6,350	Guggenheim S&P 500 Pure Growth ETF	465,010
6,890	Janus Contrarian Fund	151,654
16,500	PowerShares Buyback Achievers Portfolio	718,080
2,712	T. Rowe Price Blue Chip Growth Fund, Inc.*	173,300
10,020	Vanguard Capital Value Fund	151,804
4,000	Vanguard Mega Cap Growth ETF	289,600
5,300	Vanguard Mid-Cap Value ETF	438,999
	Total Core Funds	2,651,211
	Total Return Funds: 22.3%
12,162	Gateway Fund	353,072
31,325	Manning & Napier Fund Inc - Pro Blend Conservative Term Series Fund	344,574
22,214	Merger Fund	357,420
6,403	Vanguard Wellesley Income Fund	392,129
	Total Total Return Funds	1,447,195
	Total Investment Companies
	(Cost $5,807,044)	6,109,630

Contracts (100 shares per contract)
	PURCHASED OPTIONS: 0.7%
	Put Options: 0.7%
140	SPDR S&P 500 ETF Trust, Expiration 4/19/14, Strike Price $185	17,640
140	SPDR S&P 500 ETF Trust, Expiration 4/19/14, Strike Price $187	27,370
		45,010
	Total Purchased Options
	(Cost $53,999)	45,010

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Total Return Fund

Schedule of Investments at March 31, 2014 (Unaudited), Continued

Shares		Value
	SHORT-TERM INVESTMENTS: 1.0%
65,601	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01%#	$65,601
	Total Short-Term Investments
	(Cost $65,601)	65,601
	Total Investments: 95.7%
	(Cost $5,926,644)	6,220,241
	Other Assets in Excess of Liabilities: 4.3%	279,884
	Net Assets: 100.0%	$6,500,125

*	Non-income producing.
#	Annualized seven-day yield as of March 31, 2014.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Statements of Assets and Liabilities at March 31, 2014 (Unaudited)

	FundX	FundX Aggressive	FundX Conservative
	Upgrader Fund	Upgrader Fund	Upgrader Fund
ASSETS
Investments in securities, at value (identified cost $235,263,874,
$64,761,954, and $46,011,002, respectively) (Note 2)	$266,820,423	$72,809,023	$50,207,197
Cash	250,000	172,711	145,351
Receivables:
Fund shares sold	503,463	125,052	169,695
Dividends and interest	12,778	6,862	—
Prepaid expenses and other assets	26,528	15,147	11,448
Total assets	267,613,192	73,128,795	50,533,691

LIABILITIES
Payables:
Investment securities purchased	70,000	—	190,155
Fund shares redeemed	366,313	343,117	66,110
Investment advisory fees, net	230,837	58,356	37,965
Administration fees	25,568	6,990	4,412
Custody fees	180	131	80
Fund accounting fees	16,350	4,563	2,947
Transfer agent fees	23,433	8,908	6,058
Chief Compliance Officer fees	992	992	992
Trustee fees	2,098	1,426	1,261
Other accrued expenses	30,753	18,090	14,506
Total liabilities	766,524	442,573	324,486
NET ASSETS	$266,846,668	$72,686,222	$50,209,205

Net assets applicable to shares outstanding	$266,846,668	$72,686,222	$50,209,205
Shares outstanding; unlimited number of shares authorized without par value	5,735,849	1,347,829	1,263,787
Net asset value, offering and redemption price per share	$46.52	$53.93	$39.73

COMPONENTS OF NET ASSETS
Paid-in capital	$301,365,156	$91,419,679	$43,680,052
Undistributed (accumulated) net investment income (loss)	283,595	(70,644)	6,907
Accumulated net realized gain (loss) on investments	(66,358,632)	(26,709,882)	2,326,051
Net unrealized appreciation on investments	31,556,549	8,047,069	4,196,195
Net assets	$266,846,668	$72,686,222	$50,209,205

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Statements of Assets and Liabilities at March 31, 2014 (Unaudited), Continued

	FundX Flexible	FundX Tactical	FundX Tactical
	Income Fund	Upgrader Fund	Total Return Fund
ASSETS
Investments in securities, at value (identified cost $136,227,648,
$57,283,304, and $5,926,644, respectively) (Note 2)	$141,145,573	$60,737,298	$6,220,241
Cash	235,931	250,000	250,103
Deposits at brokers	—	8,422	18,006
Receivables:
Investment securities sold	—	172,896	12,103
Fund shares sold	174,975	779,581	35,442
Due from Advisor	—	—	1,726
Dividends and interest	1	8,877	248
Prepaid expenses and other assets	29,030	18,302	8,682
Total assets	141,585,510	61,975,376	6,546,551

LIABILITIES
Payables:
Investment securities purchased	—	369,340	25,854
Fund shares redeemed	457,485	864	435
Investment advisory fees, net	82,671	50,389	—
Administration fees	16,967	4,946	1,328
Custody fees	970	153	139
Fund accounting fees	10,657	3,307	659
Transfer agent fees	12,551	4,717	3,458
Chief Compliance Officer fees	992	992	992
Trustee fees	1,739	1,380	1,208
Other accrued expenses	38,046	14,617	12,353
Total liabilities	622,078	450,705	46,426
NET ASSETS	$140,963,432	$61,524,671	$6,500,125

Net assets applicable to shares outstanding	$140,963,432	$61,524,671	$6,500,125
Shares outstanding; unlimited number of shares authorized without par value	4,691,538	2,917,169	250,466
Net asset value, offering and redemption price per share	$30.05	$21.09	$25.95

COMPONENTS OF NET ASSETS
Paid-in capital	$133,911,958	$93,206,574	$6,177,207
Undistributed (accumulated) net investment income	675,000	12,669	49,013
Accumulated net realized gain (loss) on investments	1,458,549	(35,148,566)	(19,692)
Net unrealized appreciation on investments	4,917,925	3,453,994	293,597
Net assets	$140,963,432	$61,524,671	$6,500,125

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Statements of Operations For the Six Months Ended March 31, 2014 (Unaudited)

	FundX	FundX Aggressive	FundX Conservative
	Upgrader Fund	Upgrader Fund	Upgrader Fund
INVESTMENT INCOME
Dividends	$1,885,448	$381,440	$632,092
Interest	17	—	—
Total investment income	1,885,465	381,440	632,092

EXPENSES (NOTE 3)
Investment advisory fees	1,317,175	361,659	233,648
Transfer agent fees	108,451	41,049	28,053
Fund accounting fees	51,858	14,706	9,445
Administration fees	86,021	23,789	15,018
Reports to shareholders	17,706	6,261	3,590
Custody fees	7,375	2,715	1,929
Audit fees	12,117	11,868	9,972
Registration fees	12,132	8,586	9,167
Trustee fees	3,789	2,710	2,555
Miscellaneous expenses	3,649	2,059	1,569
Chief Compliance Officer fees	2,992	2,992	2,992
Interest expense (Note 6)	503	89	206
Legal fees	3,314	3,832	3,343
Insurance expense	1,411	1,117	1,076
Total expenses	1,628,493	483,432	322,563
Plus: prior year fees waived subject to recoupment	4,891	—	—
Less: fees waived	—	(31,357)	(30,488)
Less: expenses paid indirectly (Note 3)	(31,555)	—	(8,571)
Net expenses	1,601,829	452,075	283,504
Net investment income (loss)	283,636	(70,635)	348,588

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	20,385,834	6,109,213	2,005,527
Written options	—	—	—
Net realized gains	20,385,834	6,109,213	2,005,527
Capital gain distributions from regulated investment companies	4,708,079	1,218,071	577,349
Change in net unrealized appreciation (depreciation) on investments	535,413	(234,779)	564,564
Net realized and unrealized gain on investments	25,629,326	7,092,505	3,147,440
Net increase in net assets resulting from operations	$25,912,962	$7,021,870	$3,496,028

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Statements of Operations For the Six Months Ended March 31, 2014 (Unaudited), Continued

	FundX Flexible	FundX Tactical	FundX Tactical
	Income Fund	Upgrader Fund	Total Return Fund
INVESTMENT INCOME
Dividends	$3,050,897	$392,863	$89,639
Interest	4	3	2
Total investment income	3,050,901	392,866	89,641

EXPENSES (NOTE 3)
Investment advisory fees	471,998	279,607	32,507
Transfer agent fees	49,834	20,937	11,074
Fund accounting fees	28,496	11,457	1,984
Administration fees	47,429	18,479	4,171
Reports to shareholders	9,567	2,462	149
Custody fees	4,453	1,882	848
Audit fees	10,222	9,972	9,972
Registration fees	9,461	8,906	9,354
Trustee fees	3,078	2,648	2,343
Miscellaneous expenses	2,386	1,567	668
Chief Compliance Officer fees	2,992	2,992	2,992
Interest expense (Note 6)	465	5	62
Legal fees	3,314	3,314	2,314
Insurance expense	1,234	1,073	1,020
Total expenses	644,929	365,301	79,458
Plus: prior year fees waived subject to recoupment	—	—	—
Less: fees waived	—	(15,792)	(38,824)
Less: expenses paid indirectly (Note 3)	(23,560)	(424)	(7)
Net expenses	621,369	349,085	40,627
Net investment income	2,429,532	43,781	49,014

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(97,113)	(677,102)	(88,259)
Written options	—	216,782	17,505
Net realized losses	(97,113)	(460,320)	(70,754)
Capital gain distributions from regulated investment companies	1,606,575	177,795	51,159
Change in net unrealized appreciation on investments	1,609,922	1,824,426	97,194
Net realized and unrealized gain on investments	3,119,384	1,541,901	77,599
Net increase in net assets resulting from operations	$5,548,916	$1,585,682	$126,613

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$283,636	$867,494
Net realized gain on investments	20,385,834	33,147,114
Capital gain distributions from regulated investment companies	4,708,079	1,597,367
Change in net unrealized appreciation of investments	535,413	9,447,304
Net increase in net assets resulting from operations	25,912,962	45,059,279

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(756,739)	(1,888,945)
Total distributions to shareholders	(756,739)	(1,888,945)

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(10,717,936)	(46,860,298)
Total change in net assets	14,438,287	(3,689,964)

NET ASSETS
Beginning of period/year	252,408,381	256,098,345
End of period/year	$266,846,668	$252,408,381
Undistributed net investment income	$283,595	$756,698

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2014		Year Ended
	(Unaudited)		September 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	513,670	$23,247,678	961,425	$36,722,898
Shares issued in reinvestment of distributions	16,312	743,193	51,125	1,854,829
Shares redeemed (b)	(770,724)	(34,708,807)	(2,246,814)	(85,438,025)
Net change in shares outstanding	(240,742)	$(10,717,936)	(1,234,264)	$(46,860,298)

(b)	Net of redemption fees of $0 and $4,691, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Aggressive Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(70,635)	$102,335
Net realized gain on investments	6,109,213	10,422,554
Capital gain distributions from regulated investment companies	1,218,071	444,572
Change in net unrealized appreciation (depreciation) of investments	(234,779)	969,358
Net increase in net assets resulting from operations	7,021,870	11,938,819

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(39,051)	(204,531)
Total distributions to shareholders	(39,051)	(204,531)

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(3,659,439)	(13,910,702)
Total change in net assets	3,323,380	(2,176,414)

NET ASSETS
Beginning of period/year	69,362,842	71,539,256
End of period/year	$72,686,222	$69,362,842
Undistributed net investment income (loss)	$(70,644)	$39,042

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2014		Year Ended
	(Unaudited)		September 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	82,611	$4,374,807	151,726	$6,673,760
Shares issued in reinvestment of distributions	731	38,743	4,819	202,864
Shares redeemed (b)	(153,905)	(8,072,989)	(478,042)	(20,787,326)
Net change in shares outstanding	(70,563)	$(3,659,439)	(321,497)	$(13,910,702)

(b)	Net of redemption fees of $0 and $236, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Conservative Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$348,588	$756,538
Net realized gain on investments	2,005,527	2,733,565
Capital gain distributions from regulated investment companies	577,349	344,491
Change in net unrealized appreciation of investments	564,564	1,218,841
Net increase in net assets resulting from operations	3,496,028	5,053,435

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(620,296)	(1,141,932)
Total distributions to shareholders	(620,296)	(1,141,932)

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	3,720,581	(6,855,300)
Total change in net assets	6,596,313	(2,943,797)

NET ASSETS
Beginning of period/year	43,612,892	46,556,689
End of period/year	$50,209,205	$43,612,892
Undistributed net investment income	$6,907	$278,615

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2014		Year Ended
	(Unaudited)		September 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	226,141	$8,828,664	176,471	$6,188,100
Shares issued in reinvestment of distributions	15,708	612,776	33,292	1,129,940
Shares redeemed (b)	(148,168)	(5,720,859)	(406,846)	(14,173,340)
Net change in shares outstanding	93,681	$3,720,581	(197,083)	$(6,855,300)

(b)	Net of redemption fees of $0 and $647, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Flexible Income Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$2,429,532	$4,748,461
Net realized gain (loss) on investments	(97,113)	525,842
Capital gain distributions from regulated investment companies	1,606,575	933,543
Change in net unrealized appreciation (depreciation) of investments	1,609,922	(2,766,443)
Net increase in net assets resulting from operations	5,548,916	3,441,403

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,105,224)	(5,522,550)
From net realized gain	(897,367)	(1,747,598)
Total distributions to shareholders	(6,002,591)	(7,270,148)

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	2,581,766	7,296,782
Total change in net assets	2,128,091	3,468,037

NET ASSETS
Beginning of period/year	138,835,341	135,367,304
End of period/year	$140,963,432	$138,835,341
Undistributed net investment income	$675,000	$3,350,692

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2014		Year Ended
	(Unaudited)		September 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	850,462	$25,307,095	1,670,845	$50,709,486
Shares issued in reinvestment of distributions	202,093	5,951,643	240,576	7,190,825
Shares redeemed (b)	(939,737)	(28,676,972)	(1,651,311)	(50,603,529)
Net change in shares outstanding	112,818	$2,581,766	260,110	$7,296,782

(b)	Net of redemption fees of $0 and $3,660, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$43,781	$(95,440)
Net realized gain (loss) on investments	(677,102)	766,842
Net realized gain (loss) on written options	216,782	(6,031)
Capital gain distributions from regulated investment companies	177,795	—
Change in net unrealized appreciation of investments	1,824,426	902,688
Net increase in net assets resulting from operations	1,585,682	1,568,059

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
From net realized gain	—	—
Total distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	6,081,433	7,846,204
Total change in net assets	7,667,115	9,414,263

NET ASSETS
Beginning of period/year	53,857,556	44,443,293
End of period/year	$61,524,671	$53,857,556
Undistributed net investment income (loss)	$12,669	$(31,112)

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2014		Year Ended
	(Unaudited)		September 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	640,585	$13,391,581	1,019,746	$20,495,708
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed (b)	(351,747)	(7,310,148)	(650,311)	(12,649,504)
Net change in shares outstanding	288,838	$6,081,433	369,435	$7,846,204

(b)	Net of redemption fees of $0 and $15, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Total Return Fund

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$49,014	$87,312
Net realized gain (loss) on investments	(88,259)	52,379
Net realized gain (loss) on written options	17,505	(3,908)
Capital gain distributions from regulated investment companies	51,159	23,179
Change in net unrealized appreciation (depreciation) of investments	97,194	(4,819)
Net increase in net assets resulting from operations	126,613	154,143

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(82,763)	(59,260)
From net realized gain	(57,218)	(180,580)
Total distributions to shareholders	(139,981)	(239,840)

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(682,282)	(865,103)
Total change in net assets	(695,650)	(950,800)

NET ASSETS
Beginning of period/year	7,195,775	8,146,575
End of period/year	$6,500,125	$7,195,775
Undistributed net investment income	$49,013	$82,762

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	March 31, 2014		Year Ended
	(Unaudited)		September 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	43,749	$1,135,637	50,690	$1,314,267
Shares issued in reinvestment of distributions	5,453	139,926	9,422	239,596
Shares redeemed (b)	(74,854)	(1,957,845)	(93,654)	(2,418,966)
Net change in shares outstanding	(25,652)	$(682,282)	(33,542)	$(865,103)

(b)	Net of redemption fees of $0 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year Ended		Period Ended
	March 31, 2014		September 30,		September 30,		Years Ended October 31,
	(Unaudited)		2013	2012	2011*		2010	2009		2008
Net asset value, beginning of period/year	$42.23		$35.52	$28.93	$31.34		$27.57	$25.72		$49.65

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.05	(7)	0.13 (7)	0.18 (7)	(0.01	)(7)	0.02 (7)	0.14		0.74
Net realized and unrealized
gain (loss) on investments	4.37		6.86	6.45	(2.37)		3.89	1.71		(20.21)
Total from investment operations	4.42		6.99	6.63	(2.38)		3.91	1.85		(19.47)

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.28)	(0.04)	(0.03)		(0.14)	(0.00	)(3)	(0.74)
From net realized gain	—		—	—	—		—	—		(3.60)
Distribution in excess	—		—	—	—		—	—		(0.12)
Total distributions	(0.13)		(0.28)	(0.04)	(0.03)		(0.14)	(0.00	)(3)	(4.46)
Paid-in capital from redemption fees (Note 2)	—		0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00	(3)	0.00	(3)
Net asset value, end of period/year	$46.52		$42.23	$35.52	$28.93		$31.34	$27.57		$25.72

Total return	10.45	%^	19.83%	22.95%	(7.61	)%^	14.20%	7.20%		(42.67	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$266.8		$252.4	$256.1	$250.6		$344.6	$385.4		$471.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.24	%+	1.26%	1.25%	1.24	%+	1.24%	1.25%		1.16%
After expenses absorbed(5)	1.24	%+	1.26%	1.25%	1.24	%+	1.24%	1.25%		1.16%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	0.20	%+	0.33%	0.53%	(0.05	)%+	0.05%	0.47%		1.78%
After expenses absorbed(6)	0.20	%+	0.33%	0.53%	(0.05	)%+	0.05%	0.47%		1.78%
Portfolio turnover rate	81	%^	201%	128%	153	%^	139%	201%		167%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (42.69)%.

(3)	Amount is less than $0.005.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.22%, 1.24%, 1.24%, 1.23%, 1.22%, 1.20%, and 1.11% for the periods/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31,2009, and October 31, 2008, respectively.(Note 3)

(6)
Including credits for expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.22%, 0.35%, 0.54%, (0.04)%, 0.07%, 0.52%, and 1.83% for the periods/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, and October 31, 2008, respectively. (Note 3)

(7)	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Aggressive Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year Ended		Period Ended
	March 31, 2014		September 30,		September 30,		Years Ended October 31,
	(Unaudited)		2013	2012	2011*		2010	2009		2008
Net asset value, beginning of period/year	$48.90		$41.12	$33.19	$35.93		$31.43	$29.24		$58.51

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.05)		0.07 (6)	0.00 (6)	(0.14	)(6)	0.03 (6)	0.12		0.84
Net realized and unrealized
gain (loss) on investments	5.11		7.84	7.93	(2.55)		4.60	2.07		(24.84)
Total from investment operations	5.06		7.91	7.93	(2.69)		4.63	2.19		(24.00)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.13)	—	(0.05)		(0.13)	(0.00	)(2)	(0.84)
From net realized gain	—		—	—	—		—	—		(4.23)
Distributions in excess	—		—	—	—		—	—		(0.21)
Total distributions	(0.03)		(0.13)	—	(0.05)		(0.13)	(0.00	)(2)	(5.28)
Paid-in capital from redemption fees (Note 2)	—		0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00	(2)	0.01
Net asset value, end of period/year	$53.93		$48.90	$41.12	$33.19		$35.93	$31.43		$29.24
Total return	10.30	%^	19.30%	23.89%	(7.51	)%^	14.73%	7.49%		(44.63)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$72.7		$69.4	$71.5	$74.9		$100.3	$122.6		$157.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.34	%+	1.37%	1.33%	1.31	%+	1.31%	1.33%		1.23%
After fees waived or recouped(4)	1.25	%+	1.36%	1.33%	1.31	%+	1.31%	1.33%		1.23%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	(0.28	)%+	0.13%	0.00%	(0.41	)%+	0.09%	0.36%		1.76%
After fees waived or recouped(5)	(0.19	)%+	0.14%	0.00%	(0.41	)%+	0.09%	0.36%		1.76%
Portfolio turnover rate	77	%^	207%	139%	153	%^	146%	213%		181%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.25%, 1.34%, 1.32%, 1.30%, 1.30%, 1.30%, and 1.20% for the period/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, and October 31, 2008, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment loss to average net assets would have been (0.20)%, 0.15%, 0.01%, (0.40)%, 0.10%, 0.39%, and 1.79% for the periods/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, and October 31, 2008, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Conservative Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year Ended		Period Ended
	March 31, 2014		September 30,		September 30,		Years Ended October 31,
	(Unaudited)		2013	2012	2011*		2010	2009	2008
Net asset value, beginning of period/year	$37.27		$34.05	$29.80	$31.90		$28.56	$26.24	$40.09

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.29	(7)	0.61 (7)	0.49 (7)	0.47	(7)	0.39 (7)	0.42	0.71
Net realized and unrealized
gain (loss) on investments	2.69		3.54	4.20	(2.12)		3.29	2.27	(11.00)
Total from investment operations	2.98		4.15	4.69	(1.65)		3.68	2.69	(10.29)

LESS DISTRIBUTIONS:
From net investment income	(0.52)		(0.93)	(0.45)	(0.45)		(0.34)	(0.37)	(0.76)
From net realized gain	—		—	—	—		—	—	(2.81)
Total distributions	(0.52)		(0.93)	(0.45)	(0.45)		(0.34)	(0.37)	(3.57)
Paid-in capital from redemptions fees (Note 2)	—		0.00 (3)	0.01	0.00	(3)	0.00 (3)	0.00 (3)	0.01
Net asset value, end of period/year	$39.73		$37.27	$34.05	$29.80		$31.90	$28.56	$26.24
Total return	7.99	%^	12.50%	15.88%	(5.31	)%^	12.96%	10.44%	(27.81	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$50.2		$43.6	$46.6	55.0		$65.5	$54.4	$61.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.38	%+	1.44%	1.37%	1.32	%+	1.37%	1.36%	1.29%
After fees absorbed or recouped(5)	1.25	%+	1.42%	1.37%	1.32	%+	1.37%	1.36%	1.29%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.32	%+	1.69%	1.49%	1.55	%+	1.27%	1.68%	2.10%
After fees absorbed or recouped(6)	1.45	%+	1.71%	1.49%	1.55	%+	1.27%	1.68%	2.10%
Portfolio turnover rate	47	%^	144%	122%	165	%^	124%	137%	156%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions.  Excluding this effect, the total return would have been (27.83)%.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.21%, 1.41%, 1.36% 1.30%, 1.35%, 1.32%, and 1.24% for the periods/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, and October 31, 2008, respectively. (Note 3)

(6)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 1.49%, 1.72%, 1.50%, 1.85%, 1.29%, 1.72%, and 2.15% for the periods/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009, and October 31, 2008, respectively. (Note 3)

(7)	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Flexible Income Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year Ended		Period Ended
	March 31, 2014		September 30,		September 30,		Years Ended October 31,
	(Unaudited)		2013	2012	2011*		2010	2009	2008
Net asset value, beginning of period/year	$30.32		$31.35	$30.23	$32.19		$30.07	$28.68	$30.93

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.54	(6)	1.03 (6)	0.89 (6)	1.07	(6)	0.93 (6)	1.07	1.04
Net realized and unrealized
gain (loss) on investments	0.70		(0.24)	1.49	(1.39)		1.92	1.65	(2.05)
Total from investment operations	1.24		0.79	2.38	(0.32)		2.85	2.72	(1.01)

LESS DISTRIBUTIONS:
From net investment income	(1.28)		(1.38)	(1.01)	(1.20)		(0.73)	(1.33)	(0.38)
From net realized gain	(0.23)		(0.44)	(0.25)	(0.44)		—	—	(0.86)
Total distributions	(1.51)		(1.82)	(1.26)	(1.64)		(0.73)	(1.33)	(1.24)
Paid-in capital from redemption fees	—		0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of period/year	$30.05		$30.32	$31.35	$30.23		$32.19	$30.07	$28.68
Total return	4.15	%^	2.58%	8.10%	(1.03	)%^	9.67%	9.86%	(3.39)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	141.0		$138.8	$135.4	$173.2		$174.4	$166.2	$146.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived/recouped and expenses absorbed	0.96	%+	0.97%	0.95%	0.93	%+	0.96%	0.97%	0.93%
After fees waived/recouped and expenses absorbed(4)	0.96	%+	0.97%	0.95%	0.93	%+	0.96%	0.99%	0.99%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived/recouped and expenses absorbed	3.57	%+	3.37%	2.90%	3.74	%+	3.01%	3.03%	3.82%
After fees waived/recouped and expenses absorbed(5)	3.57	%+	3.37%	2.90%	3.74	%+	3.01%	3.01%	3.76%
Portfolio turnover rate	27	%^	101%	79%	141	%^	106%	124%	125%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.005.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 0.92%, 0.95%, 0.94%, 0.92%,  0.94%%, 0.97% and 0.94% for the periods/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009 and October 31, 2008, respectively. (Note 3)

(5)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 3.60%, 3.39%, 2.91%, 3.75%, 3.03%, 3.03% and 3.81% for the periods/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010, October 31, 2009 and October 31, 2008, respectively. (Note 3)

(6)	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FundX Tactical Upgrader Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year Ended				Period Ended				Period Ended
	March 31, 2014		September 30,				September 30,		Years Ended October 31,		October 31,
	(Unaudited)		2013		2012		2011**		2010	2009	2008*
Net asset value, beginning of period/year	$20.49		$19.67		$18.20		$17.59		$16.85	$17.52	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02	(4)	(0.04	)(4)	(0.09	)(4)	(0.17	)(4)	0.13 (4)	0.13	0.00	(1)
Net realized and unrealized
gain (loss) on investments	0.58		0.86		1.56		0.78		0.80	(0.71)	(7.48)
Total from investment operations	0.60		0.82		1.47		0.61		0.93	(0.58)	(7.48)
Paid-in capital from redemption fees (Note 2)	—		0.00	(1)	0.00	(1)	0.00	(1)	0.00 (1)	0.00 (1)	0.00	(1)

LESS DISTRIBUTIONS:
From net investment income	—		—		—		—		(0.19)	(0.09)	—
From net realized gain	—		—		—		—		—	—	—
Total distributions	—		—		—		—		(0.19)	(0.09)	—
Net asset value, end of period/year	$21.09		$20.49		$19.67		$18.20		$17.59	$16.85	$17.52
Total return	2.88	%^	4.22%		8.08%		3.47	%^	5.59%	(3.29)%	(29.92	)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$61.5		$53.9		$44.4		$28.6		$32.2	$77.9	$80.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS(5):
Before fees waived/recouped and expenses absorbed	1.31	%+	1.39%		1.37%		1.46	%+	1.44%	1.27%	1.24	%+
After fees waived/recouped and expenses absorbed(2)	1.25	%+	1.38%		1.37%		1.47	%+	1.44%	1.27%	1.24	%+

RATIO OF NET INVESTMENT (LOSS)
TO AVERAGE NET ASSETS(5):
Before fees waived/recouped and expenses absorbed	0.10	%+	(0.23)%		(0.47)%		(1.02	)%+	0.75%	0.70%	0.01	%+
After fees waived/recouped and expenses absorbed(3)	0.16	%+	(0.22)%		(0.47)%		(1.03	)%+	0.75%	0.70%	0.01	%+
Portfolio turnover rate	268	%^	408%		438%		589	%^	331%	1,118%	204	%^

(1)	Amount is less than $0.005.
(2)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.25%, 1.38%, 1.36%, 1.45%, 1.42% and 1.25% for the periods/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010 and October 31, 2009, respectively. (Note 3)

(3)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 0.16%, (0.22)%, (0.46)%, (1.01)%, 0.77% and 0.72% for the periods/years ended March 31, 2014, September 30, 2013, September 30, 2012, September 30, 2011, October 31, 2010 and October 31, 2009, respectively. (Note 3)

(4)	Calculated using the average shares outstanding method.
(5)	Does not include expenses of investment companies in which the Fund invests.
^	Not annualized.
+	Annualized.
*	Fund commenced operations February 29, 2008.
**	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

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FundX Tactical Total Return Fund

Financial Highlights For a capital share outstanding throughout each period/year

	Six Months
	Ended		Year Ended		Period Ended		Year Ended	Period Ended
	March 31, 2014		September 30,		September 30,		October 31,	October 31,
	(Unaudited)		2013	2012	2011**		2010	2009*
Net asset value, beginning of period/year	$26.06		$26.31	$25.95	$26.99		$25.72	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(4)	0.31 (4)	0.13 (4)	0.11	(4)	0.31 (4)	0.06
Net realized and unrealized
gain on investments	0.33		0.32	1.71	0.13		1.20	0.66
Total from investment operations	0.53		0.63	1.84	0.24		1.51	0.72

LESS DISTRIBUTIONS:
From net investment income	(0.38)		(0.22)	(0.02)	(0.28)		(0.24)	—
From net realized gain	(0.26)		(0.66)	(1.46)	(1.00)		—	—
Total distributions	(0.64)		(0.88)	(1.48)	(1.28)		(0.24)	—
Paid-in capital from redemption fees	—		—	0.00 (1)	—		0.00 (1)	0.00	(1)
Net asset value, end of period/year	$25.95		$26.06	$26.31	$25.95		$26.99	$25.72

Total return	2.06	%^	2.49%	7.33%	0.84	%^	5.93%	2.88	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$6.5		$7.2	$8.1	$5.7		$5.2	$7.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	2.45	%+	2.47%	2.21%	2.97	%+	2.50%	3.94	%+
After fees waived and expenses absorbed(2)	1.25	%+	1.48%	1.50%	1.50	%+	1.50%	1.50	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	0.31	%+	0.22%	(0.20)%	(1.03	)%+	0.15%	(1.49	)%+
After fees waived and expenses absorbed(3)	1.51	%+	1.21%	0.51%	0.44	%+	1.15%	0.95	%+
Portfolio turnover rate	168	%^	261%	213%	297	%^	239%	109	%^

(1)	Amount is less than $0.005.
(2)
Including credits for expenses paid indirectly, the ratio of expenses to average net assets would have been 1.25%, 1.48% and 1.48% for the period/year ended March 31, 2014, September 30, 2011 and October 31, 2010, respectively. (Note 3)

(3)
Including credits for expenses paid indirectly, the ratio of net investment income to average net assets would have been 1.51%, 1.21% and 1.17% for the period/year ended March 31, 2014, September 30, 2011 and October 31, 2010, respectively. (Note 3)

(4)	Calculated using the average shares outstanding method.
(5)	Does not include expenses of investment companies in which the Fund invests.
^	Not Annualized.
+	Annualized.
*	Fund commenced operations May 29, 2009.
**	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2014 (Unaudited)

Note 1 – Organization

FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX Tactical Upgrader Fund and FundX Tactical Total Return Fund (the “Funds”) are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

FundX Upgrader Fund (“Upgrader Fund”) commenced operations on November 1, 2001.  FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”) and FundX Flexible Income Fund (“Flexible Income Fund”) commenced operations on July 1, 2002.  FundX Tactical Upgrader Fund (“Tactical Fund”) commenced operations on February 29, 2008.  FundX Tactical Total Return Fund (“Tactical Total Return Fund”) commenced operations on May 29, 2009.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.  The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.   The investment objective of the Tactical Fund is to seek long-term capital appreciation with less volatility than the broad equity market; capital preservation is a secondary consideration.  The investment objective of the Tactical Total Return Fund is to seek long-term capital appreciation and current income with an emphasis on risk management.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ board of directors.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of March 31, 2014, the Funds did not hold fair valued securities.

According to Section 12(d)(1)(F) of the Investment Company Act of 1940, a registered investment company may restrict the redemption of its shares by a Fund and certain of its affiliates to 1% of its total outstanding shares during a 30 day period.  Under the Trust’s Liquidity Guidelines, an investment company position that exceeds 1% of the outstanding shares may be considered illiquid.  In addition, each Fund is restricted from investing more than 15% of its net assets in illiquid securities.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2014 (Unaudited), Continued

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014:

FundX Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$266,716,790	$—	$—	$266,716,790
Short-Term Investments	103,633	—	—	103,633
Total Investments in Securities	$266,820,423	$—	$—	$266,820,423

FundX Aggressive Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$72,809,023	$—	$—	$72,809,023
Total Investments in Securities	$72,809,023	$—	$—	$72,809,023

FundX Conservative Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$50,207,197	$—	$—	$50,207,197
Total Investments in Securities	$50,207,197	$—	$—	$50,207,197

FundX Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$141,079,540	$—	$—	$141,079,540
Short-Term Investments	66,033	—	—	66,033
Total Investments in Securities	$141,145,573	$—	$—	$141,145,573

FundX Tactical Upgrader Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$59,533,289	$—	$—	$59,533,289
Purchased Options	—	643,000	—	643,000
Short-Term Investments	561,009	—	—	561,009
Total Investments in Securities	$60,094,298	$643,000	$—	$60,737,298

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2014 (Unaudited), Continued

FundX Tactical Total Return Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$6,109,630	$—	$—	$6,109,630
Purchased Options	—	45,010	—	45,010
Short-Term Investments	65,601	—	—	65,601
Total Investments in Securities	$6,175,231	$45,010	$—	$6,220,241

None of the Funds had transfer into or out of Levels 1 and 2 during the six months ended March 31, 2014. The Funds recognize transfers at the end of each reporting period.
B.
Federal Income Taxes.  The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011-2013, or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on an identified cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Options Contracts.  When the Funds write an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.  The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When the Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2014 (Unaudited), Continued

loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.

The activity in written options during the six months ended March 31, 2014, is as follows:

FundX Tactical Upgrader Fund
	Contracts	Premiums Received
Options outstanding, beginning of period	245	$9,861
Options written	15,467	2,189,034
Options exercised	(985)	(136,993)
Options expired	—	—
Options closed	(14,727)	(2,061,902)
Options outstanding, end of period	—	$—

FundX Tactical Total Return Fund
	Contracts	Premiums Received
Options outstanding, beginning of period	22	$885
Options written	1,067	151,514
Options exercised	(79)	(11,378)
Options expired	—	—
Options closed	(1,010)	(141,021)
Options outstanding, end of period	—	$—

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Tactical Fund and Tactical Total Return Fund may invest, at the time of purchase, up to 5% of the Funds’ net assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Funds’ exposure to certain selected securities.  The Tactical Fund and Tactical Total Return Fund may employ these techniques as hedging tools as well as speculatively to enhance returns.  Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Fund, particularly in periods of market declines.  As a hedging tool, options may help cushion the impact of market declines but may reduce the Funds’ participation in a market advance.  At March 31, 2014, the Tactical Fund and Tactical Total Return Fund had 1.0% and 0.7% of net assets, respectively, invested in purchased options.

Statement of Assets and Liabilities – Market values of Derivative Instruments as of March 31, 2014:

	Statement of Assets and Liabilities Location	Market Value
FundX Tactical Upgrader Fund
Equity Contracts	Investments in securities, at value	$643,000

FundX Tactical Total Return Fund
Equity Contracts	Investments in securities, at value	$45,010

Statement of Operations – The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2014, were as follows:
Amount of realized gain (loss) on derivative instruments recognized in income:

	Purchased Options	Written Options
FundX Tactical Upgrader Fund	$(3,236,165)	$216,782
FundX Tactical Total Return Fund	$(310,316)	$17,505

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2014 (Unaudited), Continued

Change in unrealized appreciation (depreciation) on derivative instruments recognized in income:

	Purchased Options	Written Options
FundX Tactical Upgrader Fund	$(92,490)	$(2,021)
FundX Tactical Total Return Fund	$(7,399)	$(181)

I.
Subsequent Events.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.  On May 2, 2014, the ETF Upgrader Fund and ETF Aggressive Upgrader Fund were merged into the Upgrader Fund and Aggressive Upgrader Fund, respectively.  The reason for the mergers was due to the FundX Investment Group, LLC determining that, as a result of the unlikelihood that the ETF Funds will gain meaningful assets in the future, it will be unable to continue indefinitely to subsidize these Funds in order to maintain their expense caps.

Note 3 – Commitments and Other Related Party Transactions

FundX Investment Group, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on nest assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund.  For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund.  For the Tactical Fund and the Tactical Total Return Fund, the Advisor receives a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund.  For the six months ended March 31, 2014, the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Tactical Fund and Tactical Total Return Fund incurred $1,317,175, $361,659, $233,648, $471,998, $279,607 and $32,507 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds’ expenses so that their ratio of expenses to average net assets will not exceed the following:

Upgrader Fund	1.25%	Flexible Income Fund	0.99%
Aggressive Fund	1.25%	Tactical Fund	1.25%
Conservative Fund	1.25%	Tactical Total Return Fund	1.25%

The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review.  For the six months ended March 31, 2014, the Advisor waived $31,357, $30,488, $15,792 and $38,824 in fees for the Aggressive Fund, Conservative Fund, Tactical Fund and Tactical Total Return Fund, respectively.

At March 31, 2014, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Aggressive Fund, Conservative Fund, Tactical Fund and Tactical Total Return Fund that may be recouped was $37,052, $36,609, $19,566 and $239,398, respectively.  The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	September 30,
	2014	2015	2016	2017
Aggressive Fund	$—	$—	$5,695	$31,357
Conservative Fund	—	—	6,121	30,488
Tactical Fund	—	—	3,774	15,792
Tactical Total Return Fund	75,547	53,193	71,834	38,824

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the six months ended March 31, 2014 are disclosed in the Statements of Operations.

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2014 (Unaudited), Continued

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”).  Both the Distributor and Custodian are both affiliates of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties.  USBFS and the Funds have agreed that USBFS will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank.  For the six months ended March 31, 2014, this expense reduction, in aggregate, equaled $31,555, $0, $8,571, $23,560, $424 and $7 for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Tactical Fund and Tactical Total Return Fund, respectively.  These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

Note 4 – Purchases and Sales of Securities

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended March 31, 2014, are as follows:

	Purchases	Sales
Upgrader Fund	$212,756,530	$222,336,089
Aggressive Fund	55,420,668	59,286,815
Conservative Fund	25,230,376	22,044,185
Flexible Income Fund	35,894,626	36,302,752
Tactical Fund	152,858,293	145,425,156
Tactical Total Return Fund	10,434,381	10,700,052

Note 5 – Distributions to Shareholders

The tax character of distributions paid during the periods ended March 31, 2014 and September 30, 2013, were as follows:

	March 31, 2014		September 30, 2013
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
Upgrader Fund	$756,739	$—	$1,888,945	$—
Aggressive Fund	39,051	—	204,531	—
Conservative Fund	620,296	—	1,141,932	—
Flexible Income Fund	5,105,224	897,367	5,563,960	1,706,188
Tactical Fund	—	—	—	—
Tactical Total Return Fund	116,860	23,121	203,880	35,960

 *   Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3).

As of September 30, 2013, components of distributable earnings on a tax basis were as follows:

	FundX	FundX Aggressive	FundX Conservative
	Upgrader Fund	Upgrader Fund	Upgrader Fund
Cost of investments	$223,799,467	$61,075,669	$40,048,666
Gross tax unrealized appreciation	31,071,704	8,308,195	3,707,258
Gross tax unrealized depreciation	(68,587)	(35,956)	(75,834)
Net tax unrealized appreciation	31,003,117	8,272,239	3,631,424
Undistributed ordinary income	756,698	39,042	278,615
Undistributed long-term capital gain	—	—	—
Total distributable earnings	756,698	39,042	278,615
Other accumulated gains/(losses)	(91,434,526)	(34,027,557)	(256,618)
Total accumulated earnings	$(59,674,711)	$(25,716,276)	$3,653,421

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FundX Upgrader Funds

Notes to Financial Statements March 31, 2014 (Unaudited), Continued

	FundX Flexible	FundX Tactical	FundX Total
	Income Fund	Upgrader Fund	Upgrader Fund
Cost of investments	$135,231,667	$53,679,506	$6,789,336
Gross tax unrealized appreciation	3,911,247	1,693,524	209,065
Gross tax unrealized depreciation	(654,138)	(453,963)	(12,939)
Net tax unrealized appreciation	3,257,109	1,239,561	196,126
Unrealized on written options	—	2,021	181
Undistributed ordinary income	3,350,692	—	116,859
Undistributed long-term capital gain	897,348	—	23,120
Total distributable earnings	4,248,040	—	139,979
Other accumulated gains/(losses)	—	(34,509,167)	—
Total accumulated earnings	$7,505,149	$(33,267,585)	$336,286

Differences between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sale deferrals.  The Tactical Fund also had $31,112 in post-October currency loss.

Note 6 – Credit Facility

U.S. Bank N.A. has made available a credit facility pursuant to eight separate Loan and Security Agreements for each of the Funds to be used temporarily for extraordinary or emergency purposes, including the financing of redemption payments.  For the six months ended March 31, 2014, the average interest rate on the credit facility was 3.25% (prime rate) for each of the Funds.  Advances are not collateralized by a first lien against the Funds’ assets.  During the six months ended March 31, 2014, the outstanding average daily balances for the Upgrader Fund, Aggressive Fund, Conservative Fund, Flexible Income Fund, Tactical Fund and Tactical Total Return Fund were $61,093, $5,824, $15,720, $28,731, $302 and $3,841, respectively.  At March 31, 2014 the maximum amounts available were $25,000,000, $7,000,000, $4,000,000, $13,000,000, $4,000,000 and $775,000, respectively.  The maximum amounts outstanding during the year ended March 31, 2014 were $1,816,000, $238,000, $690,000, $2,884,000, $55,000 and $699,000, respectively.  Interest expense amounted to $503, $89, $206, $465, $5 and $62, respectively for the six months ended March 31, 2014, respectively.  At March 31, 2014, none of the Funds had outstanding loan balances.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Expense Example For the Six Months Ended March 31, 2014 (Unaudited)

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

FundX Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2013	Value 3/31/2014	During the Period*
Actual	$1,000.00	$1,104.50	$6.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.14

FundX Aggressive Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2013	Value 3/31/2014	During the Period*
Actual	$1,000.00	$1,103.00	$6.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Expense Example For the Six Months Ended March 31, 2014 (Unaudited), Continued

FundX Conservative Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2013	Value 3/31/2014	During the Period*
Actual	$1,000.00	$1,079.90	$6.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.09

FundX Flexible Income Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2013	Value 3/31/2014	During the Period*
Actual	$1,000.00	$1,041.50	$4.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.34	$4.63

FundX Tactical Upgrader Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2013	Value 3/31/2014	During the Period*
Actual	$1,000.00	$1,028.80	$6.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29

FundX Tactical Total Return Fund
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2013	Value 3/31/2014	During the Period*
Actual	$1,000.00	$1,020.60	$6.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29

*
The calculations are based on expenses incurred during the most recent six-month period.  The annualized six-month expense ratios for FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, FundX Flexible Income Fund, FundX Tactical Upgrader Fund and FundX Tactical Total Return Fund were 1.22%, 1.25%, 1.21%, 0.92%, 1.25% and 1.25%, respectively.  The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.upgraderfunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863].  In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

Information About the Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on their website at www.upgraderfunds.com within five business days after each month-end.

Federal Tax Information (Unaudited)

For the fiscal year ended September 30, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Upgrader Fund	94.59%
Aggressive Fund	76.43%
Conservative Fund	58.86%
Flexible Income Fund	3.88%
Tactical Fund	0.00%
Tactical Total Return Fund	16.15%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2013, was as follows:

Upgrader Fund	91.82%
Aggressive Fund	68.36%
Conservative Fund	55.20%
Flexible Income Fund	2.61%
Tactical Fund	0.00%
Tactical Total Return Fund	15.21%

Householding (Unaudited)

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call toll-free (866) 455-FUND [3863] to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

Information About the Funds’ Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 455-FUND [3863]. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.upgraderfunds.com.

WWW.UPGRADERFUNDS.COM

FundX Upgrader Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

WWW.UPGRADERFUNDS.COM

(This Page Intentionally Left Blank.)

Advisor
FundX Investment Group LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 455-FUND

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

FundX Upgrader Funds

Fund	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	742935547
FundX Aggressive Upgrader Fund	HOTFX	742935521
FundX Conservative Upgrader Fund	RELAX	742935513
FundX Flexible Income Fund	INCMX	742935497
FundX Tactical Upgrader Fund	TACTX	742935281
FundX Tactical Total Return Fund	TOTLX	742935190

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Contact Us:
For more about our Funds and their strategies:
800-763-8639
www.upgraderfunds.com
For account information: 866-455-FUND

2014 Semi-Annual Report
March 31, 2014

FundX Upgrader Funds

FundX ETF Aggressive Upgrader Fund

FundX ETF Upgrader Fund

FUNDX UPGRADER FUNDS

Table of Contents

FundX ETF Aggressive Upgrader Fund
Schedule of Investments	3

FundX ETF Upgrader Fund
Schedule of Investments	4

Statements of Assets and Liabilities	5

Statements of Operations	6

Statements of Changes in Net Assets	7

Financial Highlights	9

Notes to Financial Statements	11

Expense Example	17

FUNDX ETF AGGRESSIVE UPGRADER FUND

Schedule of Investments at March 31, 2014 (unaudited)

Shares		Value
	INVESTMENT COMPANIES: 101.3%
	Speculative Funds: 101.3%
8,750	iShares Micro-Cap ETF	$676,375
3,300	iShares Nasdaq Biotechnology ETF	780,285
6,900	iShares Russell 2000 Growth ETF	938,814
12,100	Powershares Dynamic Pharmaceuticals Portfolio	685,465
17,600	Powershares Golden Dragon China Portfolio	529,584
10,800	Powershares QQQ Trust Series 1	946,944
75,400	PowerShares WilderHill Clean Energy Portfolio	533,832
3,950	Vanguard Health Care ETF	422,334
3,350	Vanguard Small-Cap Growth ETF	416,171
	Total Speculative Funds	5,929,804
	Total Investment Companies
	(Cost $5,373,795)	5,929,804
	Total Investments: 101.3%
	(Cost $5,373,795)	5,929,804
	Liabilities in Excess of Other Assets: (1.3)%	(73,992)
	Net Assets: 100.0%	$5,855,812

The accompanying notes are an integral part of these financial statements.

FUNDX ETF UPGRADER FUND

Schedule of Investments at March 31, 2014 (unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.3%
	Core Funds: 72.0%
21,800	Guggenheim S&P 500 Pure Growth ETF	$1,596,414
39,500	PowerShares Buyback Achievers Portfolio	1,719,040
3,900	Vanguard Mega Cap 300 Growth Fund	282,360
22,640	Vanguard Mid-Cap Value ETF	1,875,271
	Total Core Funds	5,473,085
	Speculative Funds: 28.3%
3,300	iShares Micro-Cap ETF	255,090
600	iShares Nasdaq Biotechnology ETF	141,870
2,800	iShares Russell 2000 Growth ETF	380,968
3,400	Powershares Dynamic Pharmaceuticals Portfolio	192,610
3,400	Powershares Golden Dragon China Portfolio	102,306
6,000	Powershares QQQ Trust Series 1	526,080
16,200	PowerShares WilderHill Clean Energy Portfolio	114,696
1,400	Vanguard Health Care ETF	149,688
2,300	Vanguard Small-Cap Growth ETF	285,729
	Total Speculative Funds	2,149,037
	Total Investment Companies
	(Cost $7,121,016)	7,622,122
	Total Investments: 100.3%
	(Cost $7,121,016)	7,622,122
	Liabilities in Excess of Other Assets: (0.3)%	(22,087)
	Net Assets: 100.0%	$7,600,035

The accompanying notes are an integral part of these financial statements.

FundX Upgrader Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2014 (Unaudited)

	FundX ETF Aggressive	FundX ETF
	Upgrader Fund	Upgrader Fund
ASSETS
Investments in securities, at value
(identified cost $5,373,795, $7,121,016, respectively) (Note 2)	$5,929,804	$7,622,122
Cash	12,037	20,714
Receivables:
Investment securities sold	6,173	—
Due from Advisor	2,314	548
Dividends and interest	2,225	1,236
Prepaid expenses and other assets	12,751	13,421
Total assets	5,965,304	7,658,041

LIABILITIES
Payables:
Fund shares redeemed	88,316	37,500
Administration fees	1,770	1,770
Fund accounting fees	639	651
Transfer agent fees	3,745	3,399
Chief Compliance Officer fees	992	992
Trustee fees	1,205	1,208
Other accrued expenses	12,825	12,486
Total liabilities	109,492	58,006

NET ASSETS	$5,855,812	$7,600,035

Net assets applicable to shares outstanding	$5,855,812	$7,600,035
Shares outstanding; unlimited number of shares
authorized without par value	196,338	271,531
Net asset value, offering and
redemption price per share	$29.83	$27.99

COMPONENTS OF NET ASSETS
Paid-in capital	$26,983,841	$10,580,248
Undistributed (accumulated) net investment income (loss)	(33,501)	4,639
Accumulated net realized loss on investments	(21,650,537)	(3,485,958)
Net unrealized appreciation on investments	556,009	501,106
Net assets	$5,855,812	$7,600,035

The accompanying notes are an integral part of these financial statements.

FundX Upgrader Funds

STATEMENTS OF OPERATIONS - For The Six Months Ended March 31, 2014 (Unaudited)

INVESTMENT INCOME
	FundX ETF Aggressive	FundX ETF
	Upgrader Fund	Upgrader Fund
Dividends	$34,022	$53,909
Interest	—	2
Total investment income	34,022	53,911

EXPENSES (Note 3)
Investment advisory fees	33,137	39,416
Transfer agent fees	12,217	11,273
Fund accounting fees	1,714	1,976
Administration fees	5,561	5,561
Reports to shareholders	862	618
Custody fees	421	624
Audit fees	9,972	9,972
Registration fees	9,765	10,037
Trustee fees	2,342	2,348
Miscellaneous expenses	1,306	1,408
Chief Compliance Officer fees	2,992	2,992
Interest expense (Note 6)	4	42
Legal fees	3,314	3,314
Insurance expense	773	1,021
Total expenses	84,380	90,602
Less: fees waived	(42,955)	(41,331)
Net expenses	41,425	49,271
Net investment income (loss)	(7,403)	4,640

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	509,918	852,210
Net realized gains	509,918	852,210

Change in net unrealized appreciation (depreciation) on investments	47,794	(70,677)
Net realized and unrealized gain on investments	557,712	781,533
Net increase in net assets resulting from operations	$550,309	$786,173

The accompanying notes are an integral part of these financial statements.

FundX ETF Aggressive Upgrader Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(7,403)	$(26,095)
Net realized gain on investments	509,918	1,666,970
Change in net unrealized appreciation (depreciation) of investments	47,794	(808,303)
Net increase in net assets resulting from operations	550,309	832,572

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(8,981)
Total distributions to shareholders	—	(8,981)

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(1,726,316)	(3,608,127)
Total change in net assets	(1,176,007)	(2,784,536)

NET ASSETS:
Beginning of period/year	7,031,819	9,816,355
End of period/year	$5,855,812	$7,031,819
Undistributed net investment loss	$(33,501)	$(26,098)

(a)	Summary of capital share transactions is as follows:

	Six Months Ended		Year Ended
	March 31, 2014 (Unaudited)		September 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	738	$20,800	91,526	$2,335,392
Shares issued in reinvestment of distributions	—	—	351	8,939
Shares redeemed	(60,008)	(1,747,116)	(231,692)	(5,952,458)
Net change in shares outstanding	(59,270)	$(1,726,316)	(139,815)	$(3,608,127)

The accompanying notes are an integral part of these financial statements.

FundX ETF Upgrader Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2014	Year Ended
	(Unaudited)	September 30, 2013

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$4,640	$17,555
Net realized gain on investments	852,210	942,207
Change in net unrealized appreciation (depreciation) of investments	(70,677)	230,654
Net increase in net assets resulting from operations	786,173	1,190,416

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(10,600)	(52,005)
Total distributions to shareholders	(10,600)	(52,005)

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from net change in outstanding shares (a)	(1,043,845)	(1,118,174)
Total change in net assets	(268,272)	20,237

NET ASSETS:
Beginning of period/year	7,868,307	7,848,070
End of period/year	$7,600,035	$7,868,307
Undistributed net investment income	$4,639	$10,599

(a)	Summary of capital share transactions is as follows:

	Six Months Ended		Year Ended
	March 31, 2014 (Unaudited)		September 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	12,980	$343,217	93,860	$2,178,747
Shares issued in reinvestment of distributions	334	9,099	1,976	44,675
Shares redeemed	(51,777)	(1,396,161)	(141,884)	(3,341,596)
Net change in shares outstanding	(38,463)	$(1,043,845)	(46,048)	$(1,118,174)

The accompanying notes are an integral part of these financial statements.

FundX ETF Aggressive Upgrader Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year

	Six Months
	Ended
	March 31, 2014		Years Ended September 30,			Period Ended		Years Ended October 31,
	(Unaudited)		2013		2012	September 30, 2011*		2010	2009	2008

Net asset value, beginning of period / year	$27.51		$24.82		$20.60	$22.26		$20.61	$19.06	$33.59

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.03	)(4)	(0.08	)(4)	0.02 (4)	(0.08	)(4)	0.15 (4)	0.10	0.30
Net realized and unrealized
gain (loss) on investments	2.35		2.79		4.20	(1.49)		1.67	1.45	(14.28)
Total from investment operations	2.32		2.71		4.22	(1.57)		1.82	1.55	(13.98)

LESS DISTRIBUTIONS:
From net investment income	—		(0.02)		—	(0.09)		(0.17)	—	(0.30)
From net realized gain	—		—		—	—		—	—	(0.09)
Distribution in excess	—		—		—	—		—	—	(0.16)
Total distributions	—		(0.02)		—	(0.09)		(0.17)	—	(0.55)
Paid-in capital from redemption fees	—		—		—	—		—	—	0.00 (2)
Net asset value, end of period / year	$29.83		$27.51		$24.82	$20.60		$22.26	$20.61	$19.06

Total return	8.43	%^	10.94%		20.49%	(7.11	)%^	8.81%	8.13%	(42.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$5.9		$7.0		$9.8	$16.1		$22.3	$38.1	$43.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	2.55	%+	2.28%		1.79%	1.57	%+	1.53%	1.46%	1.33%
After fees waived and expenses absorbed	1.25	%+	1.48%		1.50%	1.50	%+	1.48%	1.46%	1.39%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	(1.52	)%+	(1.11)%		(0.22)%	(0.41	)%+	0.62%	0.51%	0.93%
After fees waived and expenses absorbed	(0.22	)%+	0.07%		(0.34)%+	0.67%		0.51%	0.87%	(0.31)%
Portfolio turnover rate	146	%^	403%		256%	208	%^	374%	450%	407%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(2)	Amount is less than $0.005.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.
*	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

FundX ETF Upgrader Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period / year

	Six Months
	Ended
	March 31, 2014		Years Ended September 30,		Period Ended		Years Ended October 31,
	(Unaudited)		2013	2012	September 30, 2011*		2010	2009	2008

Net asset value, beginning of period / year	$25.38		$22.04	$18.22	$19.60		$17.42	$16.96	$29.67

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.02	(4)	0.05 (4)	0.15 (4)	0.05	(4)	0.17 (4)	0.24	0.36
Net realized and unrealized
gain (loss) on investments	2.63		3.45	3.74	(1.37)		2.29	0.30	(12.55)
Net increase from payments by affiliates on the disposal of investments
in violation of restrictions	—		—	—	—		—	—	0.02
Total from investment operations	2.65		3.50	3.89	(1.32)		2.46	0.54	(12.17)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.16)	(0.07)	(0.06)		(0.28)	(0.08)	(0.36)
From net realized gain	—		—	—	—		—	—	(0.15)
Distribution in excess	—		—	—	—		—	—	(0.04)
Total distributions	(0.04)		(0.16)	(0.07)	(0.06)		(0.28)	(0.08)	(0.55)
Paid-in capital from redemption fees (Note 2)	—		—	—	—		—	—	0.01
Net asset value, end of period / year	$27.99		$25.38	$22.04	$18.22		$19.60	$17.42	$16.96

Total return	10.44	%^	15.95%	21.39%	(6.77	)%^	14.18%	3.25%	(41.68	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period / year (millions)	$7.6		$7.9	$7.8	$4.7		$6.9	$9.6	$13.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	2.30	%+	2.36%	2.50%	2.41	%+	2.38%	2.18%	1.83%
After fees waived and expenses absorbed	1.25	%+	1.48%	1.50%	1.50	%+	1.50%	1.50%	1.50%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	(0.93	)%+	(0.66)%	(0.26)%	(0.62	)%+	0.02%	0.89%	1.21%
After fees waived and expenses absorbed	0.12	%+	0.22%	0.74%	0.29	%+	0.90%	1.57%	1.54%
Portfolio turnover rate	205	%^	297%	221%	282	%^	325%	547%	547%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments in violation of restrictions. Excluding this effect, the total return would have been (41.74%).

(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Calculated using the average shares outstanding method.
^	Not annualized.
+	Annualized.
**	Effective September 30, 2011, the Fund changed its fiscal year end from October 31 to September 30. The information presented is for the period from November 1, 2010 to September 30, 2011.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements March 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

FundX ETF Aggressive Upgrader Fund and FundX ETF Upgrader Fund (the “Funds”) are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) and FundX ETF Upgrader Fund (“ETF Upgrader Fund”) commenced operations on January 31, 2007.  The investment objective of the ETF Aggressive Fund and the ETF Upgrader Fund is to maximize capital appreciation over the long term without regard to income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ board of directors.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of March 31, 2014 the Funds did not hold fair valued securities.

According to Section 12(d)(1)(F) of the Investment Company Act of 1940, a registered investment company may restrict the redemption of its shares by a Fund and certain of its affiliates to 1% of its total outstanding shares during a 30 day period.  Under the Trust’s Liquidity Guidelines, an investment company position that exceeds 1% of the outstanding shares may be considered illiquid.  In addition, each Fund is restricted from investing more than 15% of its net assets in illiquid securities.

As described above, the Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014:

  FundX ETF Aggressive Upgrader Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$5,929,804	$—	$—	$5,929,804
Total Investments in Securities	$5,929,804	$—	$—	$5,929,804

 FundX ETF Upgrader Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$7,622,122	$—	$—	$7,622,122
Total Investments in Securities	$7,622,122	$—	$—	$7,622,122

Neither of the Funds had transfer into or out of Levels 1 and 2 during the six months ended March 31, 2014. The Funds recognize transfers at the end of each reporting period.

B.
Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011-2013, or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on an identified cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Options Contracts.  When the Funds write an option, an amount equal to the premium received by each Fund is recorded as a liability and is subsequently adjusted to the current value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.  The Funds, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When the Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  The Funds did not have any activity in written options during the six months ended March 31, 2014.

I.
Subsequent Events.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.  On May 2, 2014, the ETF Upgrader Fund and ETF Aggressive Upgrader Fund were merged into the Upgrader Fund and Aggressive Upgrader Fund, respectively.  The reason for the mergers was due to the FundX Investment Group, LLC determining that, as a result of the unlikelihood that the ETF Funds will gain meaningful assets in the future, it will be unable to continue indefinitely to subsidize these Funds in order to maintain their expense caps.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

FundX Investment Group, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the ETF Aggressive Fund and ETF Upgrader Fund.  For the six months ended March 31, 2014, the ETF Aggressive Fund and ETF Upgrader Fund incurred $33,137 and $39,416 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds’ expenses so that their ratio of expenses to average net assets will not exceed 1.25%.

The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review. For the six months ended March 31, 2014 the Advisor waived $42,955 and  $41,331 in fees for the ETF Aggressive Fund and ETF Upgrader Fund, respectively.

At March 31, 2014, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the ETF Aggressive Fund and ETF Upgrader Fund that may be recouped was $163,972 and $231,032, respectively.  The Advisor may recapture portions of the above amounts no later than the dates as stated below:

	September 30,
	2014	2015	2016	2017
ETF Aggressive Fund	$14,441	$38,748	$67,828	$42,955
ETF Upgrader Fund	58,069	61,029	70,603	41,331

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly owned subsidiary of U.S Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the six months ended March 31, 2014 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”).  Both the Distributor and Custodian are both affiliates of the Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended March 31, 2014 are as follows:

	Purchases	Sales
ETF Aggressive Fund	$9,685,298	$11,436,943
ETF Upgrader Fund	16,135,240	17,086,099

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended March 31, 2014 and September 30, 2013 were as follows:

	March 31, 2014		September 30, 2013
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gain*	Income	Capital Gain*
ETF Aggressive Fund	$—	$—	$8,981	$—
ETF Upgrader Fund	10,600	—	52,005	—

* Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3).

As of September 30, 2013, components of distributable earnings on a tax basis were as follows:

	FundX ETF	FundX
	Aggressive	ETF
	Upgrader	Upgrader
	Fund	Fund
Cost of investments	$6,510,874	$7,294,979
Gross tax unrealized appreciation	510,468	573,237
Gross tax unrealized depreciation	(3,948)	(1,454)
Net tax unrealized appreciation	506,520	571,783
Unrealized on written options	—	—
Undistributed ordinary income	—	10,599
Undistributed long-term capital gain	—	—
Total distributable earnings	—	10,599
Other accumulated gains/(losses)	(22,184,858)	(4,338,168)
Total accumulated earnings	$(21,678,338)	$(3,755,786)

Differences between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sale deferrals.  The ETF Aggressive Fund had $26,098 in post-October currency loss.

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available a credit facility pursuant to eight separate Loan and Security Agreements for each of the Funds to be used temporarily for extraordinary or emergency purposes, including the financing of redemption payments.  For the six months ended March 31, 2014, the average interest rate on the credit facility was 3.25% (prime rate) for each of the Funds.  Advances are not collateralized by a first lien against the Funds’ assets.  During the six months ended March 31, 2014, the outstanding average daily balances for the ETF Aggressive Fund and ETF Upgrader Fund were $7,049 and $4,593, respectively.  At March 31, 2014 the maximum amounts available were $1,000,000 and $860,000, respectively.  The maximum amounts outstanding during the year ended March 31, 2014 were $139,000 and $569,000, respectively.  Interest expense amounted to $4 and $42, respectively for the six months ended March 31, 2014, respectively.  At March 31, 2014, neither of the Funds had outstanding loan balances.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.upgraderfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863]. In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863]. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ schedules of portfolio holdings are posted on their website at www.upgraderfunds.com within five business days after each month-end.

FEDERAL TAX INFORMATION

For the fiscal year ended September 30, 2013, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ETF Aggressive Fund	100.00%
ETF Upgrader Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2013 was as follows:

ETF Aggressive Fund	100.00%
ETF Upgrader Fund	100.00%

HOUSEHOLDING

In an effort to conserve resources, the Funds intend to reduce the number of duplicate Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding for your accounts, please call toll-free (866) 455-FUND [3863] to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 455-FUND [3863]. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.upgraderfunds.com.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

     •  Information we receive about you on applications or other forms;
     •  Information you give us orally; and
     •  Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

FUNDX UPGRADER FUNDS

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED MARCH 31, 2014 (UNAUDITED)

As a shareholder of the FundX Upgrader Funds (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held for less than 30 days.  There is no redemption fee for the ETF Aggressive Upgrader and ETF Upgrader Fund.  Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

FUNDX ETF AGGRESSIVE UPGRADER FUND

	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2013	Value 3/31/2014	During the Period*
Actual	$1,000.00	$1,084.30	$6.50
Hypothetical (5% annual return before expenses	$1,000.00	$1,018.70	$6.29

FUNDX ETF UPGRADER FUND
	Beginning Account	Ending Account	Expenses Paid
	Value 10/1/2013	Value 3/31/2014	During the Period*
Actual	$1,000.00	$1,104.40	$6.56
Hypothetical (5% annual return before expenses	$1,000.00	$1,018.70	$6.29

*
The calculations are based on expenses incurred during the most recent six-month period.  The annualized six-month expense ratios for FundX ETF Aggressive Upgrader Fund and FundX ETF Upgrader Fund 1.25% and 1.25%, respectively.  The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     June 5, 2014

By (Signature and Title)*       /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     June 6, 2014

* Print the name and title of each signing officer under his or her signature.